PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 110,693,354	¥ 121,880,535	¥ 147,507,340
Cost of revenues
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	38,373,759	32,342,412	26,811,275
Selling and marketing expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	62,465,700	78,589,848	107,996,726
Research and development expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	3,982,199	3,847,241	3,641,514
General and administrative expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 5,871,696	¥ 7,101,034	¥ 9,057,825